Summary of Activity Related to Uncertain Tax Positions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Income Tax Examination [Line Items]
Beginning Balance	$ 6,527	$ 110,540	$ 141,125
Additions based on tax positions related to the current year			3,436
Additions for tax positions of prior years	2,907	471,081	24,936
Reductions for tax positions of prior years	(829)	(40,083)	(32,572)
Statute expirations		(60,131)	(17)
Settlements	(4,053)	(474,880)	(26,368)
Ending Balance	$ 4,552	$ 6,527	$ 110,540